Annual Total Returns[BarChart] - Invesco Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.23%	2.22%	(2.87%)	3.85%	0.18%	1.39%	1.67%	(2.87%)	10.02%	(6.67%)